Explanation of the Effects of Transition to International Financial Reporting Standards - Summary of Impacts of IFRS Adjustments for Employee's Leaving Entitlement (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Non current recognised liabilities defined benefit plan	€ 17,181	€ 18,820	€ 19,426
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Non current recognised liabilities defined benefit plan		17,210	17,791
Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Non current recognised liabilities defined benefit plan		1,610	1,635
IAS 19 adjustment - employees' leaving entitlement [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Non current recognised liabilities defined benefit plan		€ 1,610	€ 1,635